Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2019
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Principles of Consolidation and Basis of Presentation

The interim unaudited condensed consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. The interim unaudited condensed consolidated financial statements have been prepared on the same basis as the annual audited consolidated financial statements, except for the adoption of Accounting Standards Codification (“ASC”) 842, Leases (“ASC 842”) as described below. In the opinion of management, all adjustments, consisting of normal recurring adjustments necessary for the fair statement of results for the periods presented, have been included. The results of operations of any interim period are not necessarily indicative of the results of operations for the full year or any other interim period.

The comparative year-end condensed balance sheet data was derived from the annual audited consolidated financial statements, but is condensed to the same degree as the interim condensed balance sheet data.

The interim unaudited condensed consolidated financial statements and related disclosures have been prepared with the presumption that users have read or have access to the annual audited consolidated financial statements for the preceding fiscal year.

The preparation of interim unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the interim unaudited condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates are used in determining items such as useful lives of property, plant and equipment, write-down of inventories, allowance for doubtful accounts, share-based compensation, impairments of long-lived assets, impairment of other intangible asset and goodwill, income tax expenses, tax valuation allowances, revenues and cost accruals from research and development projects. Actual results could differ from those estimates.

Leases

Summary of impact of applying ASC 842

The Group applied ASC 842 to its various leases at the date of initial application of January 1, 2019. As a result, the Group has changed its accounting policy for leases as detailed below. The core principle of ASC 842 is that a lessee should recognize the assets and liabilities that arise from leases. Therefore, the Group recognizes in the condensed consolidated balance sheets liabilities to make lease payments (the lease liabilities) and right-of-use assets representing its right to use the underlying assets for their lease terms. The Group applied ASC 842 using the optional transition method by recognizing the cumulative effect as an adjustment to opening accumulated losses as at January 1, 2019. The comparative information prior to January 1, 2019 has not been adjusted and continues to be reported under ASC 840, Leases (“ASC 840”).

The Group assessed lease agreements as at January 1, 2019 under ASC 842, except for short-term leases. The Group elected the short-term lease exception for leases with a term of 12 months or less and recognizes lease expenses for such leases on a straight-line basis over the lease term and does not recognize right-of-use assets or lease liabilities accordingly. As a result of this assessment, the Group recorded an aggregate US$0.7 million in additional lease expenses as a cumulative adjustment to opening accumulated losses upon adoption. Additionally, the Group recognized right-of-use assets and lease liabilities of US$5.7 million and US$6.4 million respectively as at January 1, 2019.

The lease liabilities were measured at the present value of the remaining lease payments, discounted using the lessees’ incremental borrowing rate as at January 1, 2019. The Group’s weighted average incremental borrowing rate applied on January 1, 2019 was 3.97% per annum.

A reconciliation of the Group’s reported operating lease commitments as at December 31, 2018 and the Group’s lease liabilities recognized upon adoption of ASC 842 as at January 1, 2019 is as follows:

(in US$’000)
Operating lease commitments as at December 31, 2018 (note (a))	8,835
Less: Leases not commenced as at January 1, 2019	(3,676)
Less: Short-term leases	(5)
Add: Adjustment as a result of the treatment for a termination option (note (b))	1,409
Less: Discount under the lessees’ incremental borrowing rate as at January 1, 2019	(206)
Lease liabilities recognized as at January 1, 2019	6,357

Notes:

(a) Future aggregate minimum payments under non-cancellable operating leases under ASC 840 were as follows:

December 31, 2018
(in US$’000)
Not later than 1 year	3,026
Between 1 to 2 years	2,735
Between 2 to 3 years	1,056
Between 3 to 4 years	882
Between 4 to 5 years	810
Later than 5 years	326
Total minimum lease payments	8,835

(b) The Group leases its corporate offices in Hong Kong through a support service agreement with an indirect subsidiary of CK Hutchison Holdings Limited (“CK Hutchison”), which is the Company’s ultimate holding company. The support service agreement may be terminated by giving 3-months advance notice; therefore, there was no lease commitment beyond the 3-months advance notice period as at December 31, 2018. This termination option is not considered probable of exercise for the purposes of applying ASC 842.

The Group recognized right-of-use assets as at January 1, 2019 measured at their carrying amounts as if ASC 842 had been applied since their commencement dates, but discounted using the lessees’ incremental borrowing rate as at January 1, 2019.

Recognized right-of-use assets was as follows:

(in US$’000)
Offices	4,877
Factories	383
Others	487
5,747

There were no adjustments to net cash generated from/(used in) operating activities, investing activities or financing activities in the condensed consolidated statement of cash flows.

In applying ASC 842 for the first time, the Group has used the following practical expedients permitted by the standard: (i) no reassessment of whether any expired or existing contracts are or contain leases; (ii) no reassessment of the lease classification for any expired or existing leases; (iii) the exclusion of initial direct costs for the measurement of the right-of-use assets at the date of initial application; and (iv) the use of hindsight in determining the lease term where the contract contains options to extend or terminate the lease.

Updated accounting policy—ASC 842

In an operating lease, a lessee obtains control of only the use of the underlying asset, but not the underlying asset itself. An operating lease is recognized as a right-of-use asset with a corresponding liability at the date which the leased asset is available for use by the Group. The Group recognizes an obligation to make lease payments equal to the present value of the lease payments over the lease term. The lease terms may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise that option.

Lease liabilities include the net present value of the following lease payments: (i) fixed payments; (ii) variable lease payments; and (iii) payments of penalties for terminating the lease if the lease term reflects the lessee exercising that option, if any. Lease liabilities exclude the following payments that are generally accounted for separately: (i) non-lease components, such as maintenance and security service fees and value added tax, and (ii) any payments that a lessee makes before the lease commencement date. The lease payments are discounted using the interest rate implicit in the lease or if that rate cannot be determined, the lessee’s incremental borrowing rate being the rate that the lessee would have to pay to borrow the funds in its currency and jurisdiction necessary to obtain an asset of similar value, economic environment and terms and conditions.

An asset representing the right to use the underlying asset during the lease term is recognized that consists of the initial measurement of the operating lease liability, any lease payments made to the lessor at or before the commencement date less any lease incentives received, any initial direct cost incurred by the Group and any restoration costs.

After commencement of the operating lease, the Group recognizes lease expenses on a straight-line basis over the lease term. The right-of-use asset is subsequently measured at cost less accumulated amortization and any impairment provision. The amortization of the right-of-use asset represents the difference between the straight-line lease expense and the accretion of interest on the lease liability each period. The interest amount is used to accrete the lease liability and to amortize the right-of-use asset. There is no amount recorded as interest expense.

Payments associated with short-term leases are recognized as lease expenses on a straight-line basis over the period of the leases.

Subleases of right-of-use assets are accounted for similar to other leases. As an intermediate lessor, the Group separately accounts for the head-lease and sublease unless it is relieved of its primary obligation under the head-lease. Sublease income is recorded on a gross basis separate from the head-lease expenses. If the total remaining lease cost on the head-lease is more than the anticipated sublease income for the lease term, this is an indicator that the carrying amount of the right-of-use asset associated with the head-lease may not be recoverable, and the right-of-use asset will be assessed for impairment.